Notes Payable (Details Narrative) (10-K) - USD ($)			12 Months Ended
	Oct. 04, 2017	Sep. 29, 2017	Dec. 31, 2017
Parent Company [Member]
Notes payable		$ 1,939,341
Accrued interest		$ 613,114
Stock issued during reserve stock split	31,745,242	1,850,625	35,272,626
Common Stock [Member]
Conversion debt into shares		12,953,902